Income Taxes	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 8. Income Taxes

There is no current or deferred income tax expense or benefit for the period ended January 31, 2015.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended January 31, 2015 and 2014 are as follows.

	2015	2014
Tax benefit at U.S. statutory rate	$112,358	$124,816
Valuation allowance	(112,358)	(124,816)
	$—	$—